ACCOUNTS RECEIVABLE, NET (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF ACCOUNTS RECEIVABLE NET
	December 31,
	2021	2020
	US$	US$

Accounts receivable	2,880,915	4,379,814
Allowance for credit losses	—	(175,676)
	2,880,915	4,204,138

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in allowance for credit losses are as follows:

	December 31,
	2021	2020
	US$	US$

Balance at the beginning of year	175,676	16,818
Additions	—	175,676
Deconsolidation of a subsidiary	(175,676)	—
Written off	—	(16,818)
Balance at the end of year	—	175,676